Note 8 - Intangible Assets - Components of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Gross carrying amount	$ 270,629	$ 214,482
Accumulated amortization	87,593	74,925
Net	183,036	139,557
Trademark and Trade Names [Member]
Indefinite life	24,121	23,604
Indefinite life	24,121	23,604
Customer Lists and Relationships [Member]
Gross carrying amount	219,986	168,998
Accumulated amortization	74,897	64,397
Net	145,089	104,601
Franchise Rights [Member]
Gross carrying amount	5,703	5,301
Accumulated amortization	4,156	3,478
Net	1,547	1,823
Trademarks and Trade Names [Member]
Gross carrying amount	2,776	2,993
Accumulated amortization	1,865	1,484
Net	911	1,509
Management Contracts and Other [Member]
Gross carrying amount	17,733	13,586
Accumulated amortization	6,572	5,566
Net	11,161	$ 8,020
Brokerage Backlog [Member]
Gross carrying amount	310
Accumulated amortization	103
Net	$ 207